Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Trust for Professional Managers
Entity Central Index Key	0001141819
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Rockefeller Climate Solutions Fund
Class Name	Class A
Trading Symbol	RKCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Rockefeller Climate Solutions Fund for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rockefellerfunds.com/equity-funds/. You can also request this information by contacting us at 1-855-369-6209.
Additional Information Phone Number	1-855-369-6209
Additional Information Website	https://www.rockefellerfunds.com/equity-funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$137	1.24%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The MSCI ACWI Net Total Return Index returned 26.12% versus the Fund’s Class A shares return of 21.65% for the fiscal year ended November 30, 2024. The Fund underperformed as stock selection struggled in the Information Technology, Utilities and Health Care sectors. Bentley Systems in Information Technology, Sunnova Energy in Utilities and Progyny in Healthcare were the weakest performing names in their respective sectors with Progyny being the top detracting stock in the portfolio overall. Industrials was the top contributor due to stock selection and allocation, with Mueller Industries being the top contributing stock in the sector. Consumer Discretionary also contributed positively with Sweetgreen being the top performing stock within the sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/21/2021)
Class A (without sales charge)	21.65	2.31
Class A (with sales charge)	15.26	0.68
MSCI ACWI Net Total Return Index (USD)	26.12	7.28

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rockefellerfunds.com/equity-funds/ for more recent performance information.
Net Assets	$ 95,944,320
Holdings Count | $ / shares	48
Advisory Fees Paid, Amount	$ 465,239
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$95,944,320
Number of Holdings	48
Net Advisory Fee	$465,239
Portfolio Turnover	35%

Holdings [Text Block]

Top 10 Issuers
Mueller Industries, Inc.	4.3%
StoneX Group, Inc.	3.8%
Schneider Electric SE	3.7%
Chubb Ltd.	3.4%
Trimble, Inc.	3.2%
Air Products and Chemicals, Inc.	3.1%
Badger Meter, Inc.	3.1%
Bureau Veritas SA	3.0%
Cie de Saint-Gobain	3.0%
Darling Ingredients, Inc.	2.8%

Updated Prospectus Web Address	https://www.rockefellerfunds.com/equity-funds/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Rockefeller Climate Solutions Fund
Class Name	Institutional Class
Trading Symbol	RKCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Rockefeller Climate Solutions Fund for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rockefellerfunds.com/equity-funds/. You can also request this information by contacting us at 1-855-369-6209.
Additional Information Phone Number	1-855-369-6209
Additional Information Website	https://www.rockefellerfunds.com/equity-funds/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$110	0.99%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The MSCI ACWI Net Total Return Index returned 26.12% versus the Fund’s Institutional Class shares return of 21.95% for the fiscal year ended November 30, 2024. The Fund underperformed as stock selection struggled in the Information Technology, Utilities and Health Care sectors. Bentley Systems in Information Technology, Sunnova Energy in Utilities and Progyny in Healthcare were the weakest performing names in their respective sectors with Progyny being the top detracting stock in the portfolio overall. Industrials was the top contributor due to stock selection and allocation, with Mueller Industries being the top contributing stock in the sector. Consumer Discretionary also contributed positively with Sweetgreen being the top performing stock within the sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year **
Institutional Class	21.95	9.44	8.82
MSCI ACWI Net Total Return Index (USD)	26.12	11.36	9.28
[1]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rockefellerfunds.com/equity-funds/ for more recent performance information.
Net Assets	$ 95,944,320
Holdings Count | $ / shares	48
Advisory Fees Paid, Amount	$ 465,239
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$95,944,320
Number of Holdings	48
Net Advisory Fee	$465,239
Portfolio Turnover	35%

Holdings [Text Block]

Top 10 Issuers
Mueller Industries, Inc.	4.3%
StoneX Group, Inc.	3.8%
Schneider Electric SE	3.7%
Chubb Ltd.	3.4%
Trimble, Inc.	3.2%
Air Products and Chemicals, Inc.	3.1%
Badger Meter, Inc.	3.1%
Bureau Veritas SA	3.0%
Cie de Saint-Gobain	3.0%
Darling Ingredients, Inc.	2.8%

Updated Prospectus Web Address	https://www.rockefellerfunds.com/equity-funds/
Class A
Shareholder Report [Line Items]
Fund Name	Rockefeller US Small Cap Core Fund
Class Name	Class A
Trading Symbol	RKSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Rockefeller US Small Cap Core Fund for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rockefellerfunds.com/equity-funds/. You can also request this information by contacting us at 1-855-369-6209.
Additional Information Phone Number	1-855-369-6209
Additional Information Website	https://www.rockefellerfunds.com/equity-funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$144	1.24%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Russell 2000 Total Return Index returned 36.43% versus the Fund’s Class A shares return of 32.74% for the fiscal year ended November 30, 2024. The Fund underperformed as stock selection in the largest detracting sector, Information Technology, struggled. Pros Holdings and Calix were the two top detracting stocks within the sector. The Industrials and Consumer Discretionary sectors contributed positively to performance given stock selection and allocation. Mueller Industries and Sterling Infrastructure were the top performing stocks within Industrials while Stride was the top performing stock within Consumer Discretionary.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/31/2023)
Class A (without sales charge)	32.74	19.55
Class A (with sales charge)	25.77	14.81
Russell 2000 Total Return Index	36.43	17.46

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rockefellerfunds.com/equity-funds/ for more recent performance information.
Net Assets	$ 112,036,626
Holdings Count | $ / shares	45
Advisory Fees Paid, Amount	$ 478,217
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$112,036,626
Number of Holdings	45
Net Advisory Fee	$478,217
Portfolio Turnover	52%

Holdings [Text Block]

Top 10 Issuers
Korn Ferry	4.3%
SunOpta, Inc.	4.1%
Stride, Inc.	3.9%
StoneX Group, Inc.	3.6%
Merit Medical Systems, Inc.	3.5%
Agilysys, Inc.	3.0%
PROS Holdings, Inc.	2.9%
BioLife Solutions, Inc.	2.9%
First Bancorp.	2.8%
Invesco Government & Agency Portfolio	2.8%

Updated Prospectus Web Address	https://www.rockefellerfunds.com/equity-funds/
Class I
Shareholder Report [Line Items]
Fund Name	Rockefeller US Small Cap Core Fund
Class Name	Class I
Trading Symbol	RKSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Rockefeller US Small Cap Core Fund for the period of December 1, 2023, to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rockefellerfunds.com/equity-funds/. You can also request this information by contacting us at 1-855-369-6209.
Additional Information Phone Number	1-855-369-6209
Additional Information Website	https://www.rockefellerfunds.com/equity-funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$115	0.99%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Russell 2000 Total Return Index returned 36.43% versus the Fund’s Class I shares return of 33.01% for the fiscal year ended November 30, 2024. The Fund underperformed as stock selection in the largest detracting sector, Information Technology, struggled. Pros Holdings and Calix were the two top detracting stocks within the sector. The Industrials and Consumer Discretionary sectors contributed positively to performance given stock selection and allocation. Mueller Industries and Sterling Infrastructure were the top performing stocks within Industrials while Stride was the top performing stock within Consumer Discretionary.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/31/2023)
Class I	33.01	19.82
Russell 2000 Total Return Index	36.43	17.46

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rockefellerfunds.com/equity-funds/ for more recent performance information.
Net Assets	$ 112,036,626
Holdings Count | $ / shares	45
Advisory Fees Paid, Amount	$ 478,217
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2024)

Net Assets	$112,036,626
Number of Holdings	45
Net Advisory Fee	$478,217
Portfolio Turnover	52%

Holdings [Text Block]

Top 10 Issuers
Korn Ferry	4.3%
SunOpta, Inc.	4.1%
Stride, Inc.	3.9%
StoneX Group, Inc.	3.6%
Merit Medical Systems, Inc.	3.5%
Agilysys, Inc.	3.0%
PROS Holdings, Inc.	2.9%
BioLife Solutions, Inc.	2.9%
First Bancorp.	2.8%
Invesco Government & Agency Portfolio	2.8%

Updated Prospectus Web Address	https://www.rockefellerfunds.com/equity-funds/

[1]
**	Performance prior to July 21, 2021 is that of its predecessor fund, the Rockefeller Climate Solutions Fund, L.P.